Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 1, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Sub‑Adviser
Effective November 30, 2023, Jasper Capital Hong Kong Limited (“Jasper”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Jasper have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Jasper in the Fund’s Prospectus are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 1, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Sub‑Adviser
Effective November 30, 2023, Jasper Capital Hong Kong Limited (“Jasper”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Jasper have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Jasper in the Fund’s Prospectus are hereby removed.